COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments under operating leases	Future minimum lease payments under operating leases as of December 31, 2013 are as follows:
2014	$71,816
2015	8,734

Total future minimum lease payments	$80,550